UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7205

Variable Insurance Products Fund III
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Balanced Portfolio

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Investment Summary	3	A summary of the fund's investments at period end.
Investments	4	A complete list of the fund's investments with their market values.
Financial Statements	18	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	22	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 800-221-5207 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Changes

Top Five Stocks as of June 30, 2004
% of fund's net assets
EchoStar Communications Corp. Class A	3.8
Omnicom Group, Inc.	3.7
BellSouth Corp.	3.2
Morgan Stanley	3.2
Wells Fargo & Co.	3.0
16.9
Top Five Market Sectors as of June 30, 2004
% of fund's net assets
Financials	18.4
Consumer Discretionary	13.6
Consumer Staples	10.2
Telecommunication Services	7.9
Information Technology	4.8
Asset Allocation as of June 30, 2004
% of fund's net assets*
Stocks	58.2%
Bonds	36.6%
Short-Term Investments and Net Other Assets	5.1%
Other Investments	0.1%
* Foreign investments	5.9%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable. The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	21,100	$ 991,700
Media - 9.5%
E.W. Scripps Co. Class A	41,800	4,389,000
EchoStar Communications Corp. Class A (a)	429,279	13,200,297
News Corp. Ltd. ADR	70,500	2,497,110
Omnicom Group, Inc.	165,300	12,544,617
		32,631,024
Multiline Retail - 1.5%
Barneys, Inc. warrants 4/1/08 (a)	120	4,200
Dollar Tree Stores, Inc. (a)	19,100	523,913
Kohl's Corp. (a)	108,500	4,587,380
		5,115,493
Textiles Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	29,000	1,043,420
TOTAL CONSUMER DISCRETIONARY		39,781,637
CONSUMER STAPLES - 9.6%
Beverages - 0.6%
The Coca-Cola Co.	43,600	2,200,928
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	61,600	2,529,912
Wal-Mart Stores, Inc.	138,400	7,301,984
Walgreen Co.	72,800	2,636,088
		12,467,984
Food Products - 0.8%
McCormick & Co., Inc. (non-vtg.)	63,200	2,148,800
Unilever PLC sponsored ADR	10,400	413,608
		2,562,408
Household Products - 1.9%
Colgate-Palmolive Co.	46,400	2,712,080
Kimberly-Clark Corp.	58,100	3,827,628
		6,539,708
Personal Products - 2.0%
Gillette Co.	164,600	6,979,040
Tobacco - 0.7%
Altria Group, Inc.	47,950	2,399,898
TOTAL CONSUMER STAPLES		33,149,966
ENERGY - 3.2%
Oil & Gas - 3.2%
BP PLC sponsored ADR	70,800	3,792,756
Exxon Mobil Corp.	162,532	7,218,046
		11,010,802

	Shares	Value (Note 1)
FINANCIALS - 13.3%
Capital Markets - 6.9%
Goldman Sachs Group, Inc.	56,200	$ 5,291,792
Merrill Lynch & Co., Inc.	140,400	7,578,792
Morgan Stanley	205,100	10,823,127
		23,693,711
Commercial Banks - 3.0%
Wells Fargo & Co.	178,200	10,198,386
Consumer Finance - 0.5%
American Express Co.	35,600	1,829,128
Insurance - 2.9%
Allstate Corp.	43,300	2,015,615
American International Group, Inc.	68,350	4,871,988
PartnerRe Ltd.	19,200	1,089,216
St. Paul Travelers Companies, Inc.	45,249	1,834,394
		9,811,213
TOTAL FINANCIALS		45,532,438
HEALTH CARE - 2.4%
Biotechnology - 0.5%
Amgen, Inc. (a)	32,300	1,762,611
Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	20,800	1,635,920
Medtronic, Inc.	14,300	696,696
		2,332,616
Pharmaceuticals - 1.2%
Allergan, Inc.	16,500	1,477,080
Pfizer, Inc.	80,100	2,745,828
		4,222,908
TOTAL HEALTH CARE		8,318,135
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	19,500	1,015,560
Northrop Grumman Corp.	27,800	1,492,860
		2,508,420
Airlines - 0.6%
Continental Airlines, Inc. Class B (a)	97,900	1,113,123
MAIR Holdings, Inc. (a)	2,493	20,343
Northwest Airlines Corp. (a)	47,800	531,536
Southwest Airlines Co.	31,200	523,224
		2,188,226
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	15,600	998,556
Industrial Conglomerates - 1.2%
General Electric Co.	127,800	4,140,720
Road & Rail - 0.4%
Union Pacific Corp.	19,900	1,183,055
TOTAL INDUSTRIALS		11,018,977
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	171,200	$ 4,057,440
Computers & Peripherals - 0.4%
Diebold, Inc.	25,500	1,348,185
IT Services - 0.4%
Paychex, Inc.	39,600	1,341,648
Software - 2.2%
Microsoft Corp.	272,600	7,785,456
TOTAL INFORMATION TECHNOLOGY		14,532,729
MATERIALS - 3.4%
Containers & Packaging - 1.9%
Packaging Corp. of America	25,900	619,010
Smurfit-Stone Container Corp. (a)	289,306	5,771,655
		6,390,665
Paper & Forest Products - 1.5%
International Paper Co.	116,100	5,189,670
TOTAL MATERIALS		11,580,335
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.7%
BellSouth Corp.	414,900	10,878,678
SBC Communications, Inc.	134,570	3,263,323
Verizon Communications, Inc.	241,700	8,747,123
		22,889,124
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)	163	163
TOTAL TELECOMMUNICATION SERVICES		22,889,287
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	34,300	1,921,143
TOTAL COMMON STOCKS (Cost $174,279,423)		199,735,449
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc. Series D, 10.00%	80	7,560
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,680)		7,560
Corporate Bonds - 13.7%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 410,000	$ 227,038
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	150,000	145,500
TOTAL CONVERTIBLE BONDS		372,538
Nonconvertible Bonds - 13.6%
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	150,000	163,283
Dana Corp.:
6.5% 3/1/09	30,000	31,050
9% 8/15/11	30,000	35,100
Delco Remy International, Inc. 9.375% 4/15/12 (f)	55,000	53,625
Stoneridge, Inc. 11.5% 5/1/12	15,000	17,475
Visteon Corp.:
7% 3/10/14	170,000	163,838
8.25% 8/1/10	45,000	48,038
		512,409
Automobiles - 0.3%
Case New Holland, Inc. 9.25% 8/1/11 (f)	60,000	63,300
General Motors Corp.:
7.2% 1/15/11	500,000	523,898
8.25% 7/15/23	350,000	366,538
8.375% 7/15/33	120,000	127,019
		1,080,755
Distributors - 0.0%
Adesa, Inc. 7.625% 6/15/12	40,000	40,200
Hotels, Restaurants & Leisure - 0.3%
Argosy Gaming Co. 7% 1/15/14 (f)	40,000	38,800
Friendly Ice Cream Corp. 8.375% 6/15/12 (f)	15,000	14,625
Gaylord Entertainment Co. 8% 11/15/13	40,000	40,600
Host Marriott LP 7.125% 11/1/13	35,000	34,300
Mandalay Resort Group 6.5% 7/31/09	95,000	96,900
MGM MIRAGE:
5.875% 2/27/14 (f)	90,000	81,675
9.75% 6/1/07	15,000	16,425
Mohegan Tribal Gaming Authority 6.375% 7/15/09	80,000	80,200
Morton's Restaurant Group, Inc. 7.5% 7/1/10	30,000	27,900
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	110,000	106,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc.:
8.875% 2/1/10	$ 30,000	$ 29,850
9.625% 6/1/14 (f)	160,000	159,200
9.75% 4/15/13	15,000	15,075
Station Casinos, Inc. 6% 4/1/12	60,000	57,900
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	55,000	58,713
Vail Resorts, Inc. 6.75% 2/15/14	40,000	37,750
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	125,000	144,375
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	27,000	28,620
Wheeling Island Gaming, Inc. 10.125% 12/15/09	100,000	106,000
		1,175,608
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.375% 4/15/12	20,000	21,150
Standard Pacific Corp. 7.75% 3/15/13	150,000	151,125
WCI Communities, Inc. 7.875% 10/1/13	40,000	40,500
William Lyon Homes, Inc. 10.75% 4/1/13	95,000	104,500
		317,275
Internet & Catalog Retail - 0.0%
J. Crew Operating Corp. 10.375% 10/15/07	120,000	122,400
Leisure Equipment & Products - 0.1%
K2, Inc. 7.375% 7/1/14 (f)	30,000	30,525
The Hockey Co. 11.25% 4/15/09	100,000	117,000
True Temper Sports, Inc. 8.375% 9/15/11	50,000	50,000
		197,525
Media - 0.9%
Advanstar Communications, Inc. 10.75% 8/15/10	40,000	44,100
AMC Entertainment, Inc. 9.875% 2/1/12	35,000	36,750
American Media Operations, Inc. 10.25% 5/1/09	60,000	62,100
AOL Time Warner, Inc. 7.625% 4/15/31	200,000	216,428
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(h)	90,000	92,025
8% 4/15/12 (f)	170,000	167,875
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	20,000	21,150
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	80,000	77,200

	Principal Amount	Value (Note 1)
Corus Entertainment, Inc. 8.75% 3/1/12	$ 240,000	$ 256,500
Cox Communications, Inc. 7.125% 10/1/12	195,000	213,710
CSC Holdings, Inc.:
7.625% 4/1/11	170,000	172,550
7.625% 7/15/18	20,000	18,700
Dex Media, Inc.:
0% 11/15/13 (d)(f)	75,000	48,000
8% 11/15/13 (f)	150,000	142,125
EchoStar DBS Corp. 10.375% 10/1/07	165,000	176,220
Houghton Mifflin Co. 9.875% 2/1/13	85,000	85,213
Kabel Deutschland Gmbh 10.625% 7/1/14 (f)(g)	80,000	82,200
LBI Media Holdings, Inc. 0% 10/15/13 (d)	90,000	63,900
LBI Media, Inc. 10.125% 7/15/12	160,000	178,400
Liberty Media Corp. 8.25% 2/1/30	250,000	284,839
News America Holdings, Inc. 7.75% 12/1/45	100,000	114,012
PEI Holdings, Inc. 11% 3/15/10	27,000	31,320
PRIMEDIA, Inc. 7.625% 4/1/08	260,000	257,400
Telewest PLC:
11% 10/1/07 (c)	30,000	17,850
yankee 9.625% 10/1/06 (c)	90,000	51,300
Time Warner, Inc. 6.625% 5/15/29	105,000	101,893
Videotron LTEE 6.875% 1/15/14	30,000	28,800
		3,042,560
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	120,000	124,800
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	145,000	138,475
9% 6/15/12	45,000	45,675
Boise Cascade Corp. 6.5% 11/1/10	40,000	40,800
CSK Automotive, Inc. 7% 1/15/14	20,000	19,100
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	30,000	31,200
Sonic Automotive, Inc. 8.625% 8/15/13	80,000	83,000
		358,250
TOTAL CONSUMER DISCRETIONARY		6,971,782
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	195,000	212,487
NeighborCare, Inc. 6.875% 11/15/13 (f)	75,000	79,500
Rite Aid Corp.:
6% 12/15/05 (f)	35,000	35,175
8.125% 5/1/10	60,000	63,300
9.5% 2/15/11	60,000	66,000
Safeway, Inc. 6.5% 3/1/11	190,000	201,317
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Stater Brothers Holdings, Inc.:
5.06% 6/15/10 (f)(h)	$ 60,000	$ 60,975
8.125% 6/15/12 (f)	70,000	70,613
		789,367
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	175,000	190,750
Del Monte Corp. 9.25% 5/15/11	145,000	158,413
Doane Pet Care Co. 10.75% 3/1/10	45,000	47,925
Hines Nurseries, Inc. 10.25% 10/1/11	20,000	21,600
Pierre Foods, Inc. 9.875% 7/15/12 (f)	30,000	30,413
Reddy Ice Group, Inc. 8.875% 8/1/11	20,000	21,100
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	30,000	32,550
		502,751
Household Products - 0.0%
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	45,000	34,650
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	40,000	44,000
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	175,000	178,207
Philip Morris Companies, Inc. 7.75% 1/15/27	275,000	281,178
		459,385
TOTAL CONSUMER STAPLES		1,830,153
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc. 9% 12/15/09	20,000	21,750
Hanover Compressor Co.:
8.625% 12/15/10	30,000	31,125
9% 6/1/14	30,000	31,125
Kinder Morgan, Inc. 6.5% 9/1/12	100,000	105,951
Pride International, Inc. 7.375% 7/15/14 (f)(g)	40,000	40,450
Seabulk International, Inc. 9.5% 8/15/13	80,000	82,000
Universal Compression, Inc. 7.25% 5/15/10	115,000	118,738
		431,139
Oil & Gas - 0.7%
Amerada Hess Corp.:
6.65% 8/15/11	25,000	26,455
7.125% 3/15/33	75,000	74,762
7.375% 10/1/09	60,000	65,341

	Principal Amount	Value (Note 1)
Chesapeake Energy Corp.:
7.5% 9/15/13	$ 70,000	$ 72,888
7.5% 6/15/14 (f)	40,000	41,200
El Paso Corp.:
7% 5/15/11	90,000	78,750
7.875% 6/15/12	120,000	107,850
El Paso Energy Corp.:
6.95% 12/15/07	95,000	91,438
7.375% 12/15/12	30,000	26,063
El Paso Production Holding Co. 7.75% 6/1/13	180,000	166,500
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	120,000	128,794
EXCO Resources, Inc. 7.25% 1/15/11	30,000	30,375
General Maritime Corp. 10% 3/15/13	120,000	132,900
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	20,000	23,200
KCS Energy, Inc. 7.125% 4/1/12 (f)	40,000	40,000
Overseas Shipholding Group, Inc. 8.25% 3/15/13	110,000	117,700
Plains Exploration & Production Co. 7.125% 6/15/14 (f)	40,000	40,700
Plains Exploration & Production Co. LP:
Series B, 8.75% 7/1/12	60,000	64,500
8.75% 7/1/12	50,000	53,750
Range Resources Corp.:
7.375% 7/15/13	80,000	79,600
7.375% 7/15/13 (f)	30,000	29,850
Teekay Shipping Corp. 8.875% 7/15/11	200,000	220,000
The Coastal Corp.:
6.5% 5/15/06	15,000	14,756
6.5% 6/1/08	75,000	67,500
7.5% 8/15/06	90,000	89,100
7.625% 9/1/08	10,000	9,275
7.75% 6/15/10	35,000	31,588
Williams Companies, Inc.:
7.125% 9/1/11	235,000	238,525
7.5% 1/15/31	10,000	9,050
7.625% 7/15/19	105,000	100,800
8.625% 6/1/10	80,000	87,700
8.75% 3/15/32	25,000	25,000
		2,385,910
TOTAL ENERGY		2,817,049
FINANCIALS - 5.0%
Capital Markets - 0.9%
Amvescap PLC yankee 6.6% 5/15/05	35,000	36,048
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	150,000	155,625
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	200,000	214,918
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Equinox Holdings Ltd. 9% 12/15/09 (f)	$ 20,000	$ 19,800
Goldman Sachs Group, Inc.:
4.125% 1/15/08	500,000	501,515
6.6% 1/15/12	410,000	441,196
J.P. Morgan Chase & Co.:
4.875% 3/15/14	165,000	155,452
6.75% 2/1/11	250,000	272,476
Merrill Lynch & Co., Inc. 4.125% 1/15/09	700,000	690,456
Morgan Stanley:
3.875% 1/15/09	500,000	486,805
4.75% 4/1/14	100,000	92,262
6.6% 4/1/12	160,000	172,250
		3,238,803
Commercial Banks - 0.4%
Bank of America Corp.:
6.25% 4/15/12	125,000	133,346
7.4% 1/15/11	200,000	226,664
Bank One NA, Chicago 3.7% 1/15/08	220,000	218,563
Export-Import Bank of Korea:
4.125% 2/10/09 (f)	50,000	48,503
5.25% 2/10/14 (f)	155,000	148,598
Fleet Financial Group, Inc. 7.125% 4/15/06	140,000	150,154
Korea Development Bank 3.875% 3/2/09	250,000	239,345
PNC Funding Corp. 5.75% 8/1/06	155,000	162,887
Wachovia Corp. 4.875% 2/15/14	90,000	85,969
		1,414,029
Consumer Finance - 0.7%
American General Finance Corp. 2.75% 6/15/08	820,000	774,915
Capital One Bank:
4.875% 5/15/08	125,000	126,344
5% 6/15/09	250,000	250,716
Ford Motor Credit Co. 7.375% 10/28/09	525,000	560,294
Household Finance Corp.:
6.375% 10/15/11	260,000	277,526
7% 5/15/12	40,000	44,185
Household International, Inc. 8.875% 2/15/08	150,000	163,344
MBNA Corp.:
6.25% 1/17/07	120,000	127,143
7.5% 3/15/12	175,000	198,404
		2,522,871
Diversified Financial Services - 2.5%
Ahold Finance USA, Inc.:
6.875% 5/1/29	50,000	42,500
8.25% 7/15/10	150,000	157,500

	Principal Amount	Value (Note 1)
Alliance Capital Management LP 5.625% 8/15/06	$ 150,000	$ 156,902
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	115,000	102,350
6.977% 11/23/22	11,499	10,119
7.377% 5/23/19	99,781	69,846
7.379% 5/23/16	75,970	53,179
7.8% 4/1/08	10,000	9,100
8.608% 10/1/12	75,000	69,000
10.18% 1/2/13	45,000	32,850
Bellsouth Capital Funding Corp. 7.875% 2/15/30	115,000	133,245
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	120,000	128,250
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	110,000	105,600
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	116,000	74,240
9.625% 11/15/09	170,000	137,700
Citigroup, Inc. 7.25% 10/1/10	500,000	563,103
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	75,000	75,656
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,744	6,196
6.9% 7/2/18	75,939	59,232
7.373% 12/15/15	85,423	67,485
7.568% 12/1/06	40,000	29,600
7.73% 9/15/12	30,423	22,817
8.312% 10/2/12	32,466	24,025
8.321% 11/1/06	10,000	9,000
8.388% 5/1/22	21,919	16,658
8.499% 11/1/12	34,732	26,396
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	70,000	70,000
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	20,000	12,200
7.57% 11/18/10	45,000	41,762
7.779% 1/2/12	317,239	171,309
7.92% 5/18/12	75,000	49,106
Deutsche Telekom International Finance BV 8.75% 6/15/30	250,000	304,284
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	40,000	44,300
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	17,000	18,275
EnCana Holdings Finance Corp. 5.8% 5/1/14	80,000	81,388
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	50,000	50,500
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	130,000	143,975
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Goldman Sachs Capital I 6.345% 2/15/34	$ 265,000	$ 248,854
Huntsman Advanced Materials LLC 11% 7/15/10 (f)	40,000	44,400
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	55,000	55,042
Hutchison Whampoa International Ltd.:
6.25% 1/24/14 (f)	120,000	116,337
7.45% 11/24/33 (f)	85,000	81,352
Inmarsat Finance PLC 7.625% 6/30/12 (f)	80,000	77,400
Ispat Inland ULC 9.75% 4/1/14 (f)	100,000	103,000
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	75,000	66,000
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (f)	145,000	142,533
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	105,000	109,725
Nexstar Finance, Inc. 7% 1/15/14	60,000	56,400
NiSource Finance Corp. 7.875% 11/15/10	335,000	384,042
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	24,756	20,547
7.626% 4/1/10	82,559	64,396
7.67% 1/2/15	21,493	18,054
Pemex Project Funding Master Trust:
6.125% 8/15/08	400,000	409,000
7.875% 2/1/09 (h)	180,000	195,750
Petronas Capital Ltd. 7% 5/22/12 (f)	395,000	430,670
Qwest Capital Funding, Inc.:
7% 8/3/09	60,000	53,400
7.75% 8/15/06	270,000	267,300
Rabobank Capital Funding Trust II 5.26% 12/31/49 (f)(h)	415,000	401,588
Ship Finance International Ltd. 8.5% 12/15/13 (f)	360,000	347,400
Sprint Capital Corp. 6.875% 11/15/28	295,000	283,568
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	30,000	29,175
Telecom Italia Capital 5.25% 11/15/13 (f)	250,000	241,962
Tyco International Group SA yankee 6.75% 2/15/11	200,000	217,316
U.S. West Capital Funding, Inc. 6.375% 7/15/08	45,000	40,275
UGS Corp. 10% 6/1/12 (f)	70,000	74,200
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	80,000	92,600

	Principal Amount	Value (Note 1)
Verizon Global Funding Corp.:
7.25% 12/1/10	$ 385,000	$ 430,420
7.75% 12/1/30	200,000	224,636
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)	30,000	31,200
		8,528,190
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	85,000	90,784
Real Estate - 0.3%
BRE Properties, Inc. 5.95% 3/15/07	250,000	263,276
EOP Operating LP:
7% 7/15/11	200,000	217,983
8.1% 8/1/10	200,000	228,724
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	40,900
8.625% 1/15/12	80,000	86,800
		837,683
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	250,000	233,175
Independence Community Bank Corp. 3.75% 4/1/14 (h)	85,000	80,877
Washington Mutual, Inc.:
4.375% 1/15/08	90,000	90,572
4.625% 4/1/14	250,000	228,008
		632,632
TOTAL FINANCIALS		17,264,992
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)	40,000	40,800
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	235,000	237,938
Beverly Enterprises, Inc. 7.875% 6/15/14 (f)	40,000	39,500
Concentra Operating Corp. 9.125% 6/1/12 (f)	10,000	10,450
Fountain View, Inc. 9.25% 8/19/08 (e)	135,000	135,000
Genesis HealthCare Corp. 8% 10/15/13 (f)	20,000	20,550
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	155,000	158,100
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	40,000	40,400
National Nephrology Associates, Inc. 9% 11/1/11 (f)	30,000	34,350
Psychiatric Solutions, Inc. 10.625% 6/15/13	45,000	51,300
Quintiles Transnational Corp. 10% 10/1/13	20,000	19,900
Rotech Healthcare, Inc. 9.5% 4/1/12	75,000	80,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.:
6.375% 12/1/11	$ 65,000	$ 55,900
7.375% 2/1/13	150,000	136,500
		1,020,138
TOTAL HEALTH CARE		1,060,938
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
BE Aerospace, Inc.:
8% 3/1/08	65,000	60,613
8.875% 5/1/11	40,000	37,300
9.5% 11/1/08	135,000	130,950
Bombardier, Inc. 6.3% 5/1/14 (f)	400,000	339,739
Raytheon Co. 8.3% 3/1/10	250,000	293,251
		861,853
Airlines - 0.1%
Delta Air Lines, Inc.:
7.9% 12/15/09	10,000	5,000
8.3% 12/15/29	30,000	12,300
Northwest Airlines, Inc. 7.875% 3/15/08	255,000	178,500
		195,800
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (f)	50,000	55,000
Mueller Group, Inc. 5.9188% 11/1/11 (f)(h)	80,000	82,000
		137,000
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
5.75% 2/15/11 (f)	40,000	37,900
6.375% 4/15/11 (f)	40,000	39,200
7.625% 1/1/06	30,000	31,425
American Color Graphics, Inc. 10% 6/15/10	20,000	17,900
Mail-Well I Corp. 7.875% 12/1/13 (f)	15,000	13,538
		139,963
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	30,000	25,650
Machinery - 0.2%
Cummins, Inc. 9.5% 12/1/10 (h)	50,000	56,750
Dresser, Inc. 9.375% 4/15/11	30,000	32,100
Invensys PLC 9.875% 3/15/11 (f)	135,000	135,000
Terex Corp.:
7.375% 1/15/14	70,000	68,600
9.25% 7/15/11	195,000	214,013
		506,463

	Principal Amount	Value (Note 1)
Marine - 0.0%
Horizon Lines LLC 9% 11/1/12 (f)	$ 30,000	$ 30,563
OMI Corp. 7.625% 12/1/13	40,000	39,200
		69,763
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	20,000	20,000
11.75% 6/15/09	60,000	58,800
		78,800
TOTAL INDUSTRIALS		2,015,292
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Corning, Inc. 6.2% 3/15/16	40,000	37,500
L-3 Communications Corp. 6.125% 1/15/14	70,000	67,200
Marconi Corp. PLC 8% 4/30/08 (f)	51,071	55,157
Motorola, Inc.:
6.5% 11/15/28	360,000	348,690
7.625% 11/15/10	100,000	112,586
Nortel Networks Corp. 6.125% 2/15/06	80,000	80,200
		701,333
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	200,000	203,000
Flextronics International Ltd. 6.5% 5/15/13	20,000	19,450
Sanmina-SCI Corp. 10.375% 1/15/10	65,000	74,750
Solectron Corp. 7.375% 3/1/06	115,000	119,025
		416,225
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	80,000	72,400
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	60,000	61,500
7.15% 8/1/04	5,000	5,019
7.625% 6/15/13	70,000	71,750
		138,269
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.125% 3/15/11 (f)	45,000	41,963
7.75% 5/15/13	110,000	103,675
9.25% 2/15/08	20,000	20,950
Semiconductor Note Partners Trust 0% 8/4/11 (f)	105,000	150,150
Viasystems, Inc. 10.5% 1/15/11 (f)	110,000	116,050
		432,788
TOTAL INFORMATION TECHNOLOGY		1,761,015
MATERIALS - 1.0%
Chemicals - 0.2%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	50,000	51,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Berry Plastics Corp. 10.75% 7/15/12	$ 60,000	$ 66,300
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	110,000	122,100
Geon Co. 6.875% 12/15/05	15,000	15,225
Huntsman ICI Holdings LLC 0% 12/31/09	55,000	26,675
Huntsman International LLC 9.875% 3/1/09	60,000	64,200
Lyondell Chemical Co.:
9.5% 12/15/08	25,000	26,063
9.625% 5/1/07	30,000	31,200
9.875% 5/1/07	55,000	57,475
Methanex Corp. yankee 7.75% 8/15/05	155,000	161,588
Millennium America, Inc.:
9.25% 6/15/08	40,000	42,400
9.25% 6/15/08 (f)	30,000	31,800
Nalco Co. 7.75% 11/15/11 (f)	50,000	52,125
PolyOne Corp.:
8.875% 5/1/12	45,000	43,875
10.625% 5/15/10	25,000	26,375
The Scotts Co. 6.625% 11/15/13	50,000	50,000
		868,651
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	140,000	155,750
U.S. Concrete, Inc. 8.375% 4/1/14 (f)	50,000	49,875
		205,625
Containers & Packaging - 0.3%
Anchor Glass Container Corp. 11% 2/15/13	60,000	68,400
BWAY Corp. 10% 10/15/10	40,000	42,400
Crown European Holdings SA 10.875% 3/1/13	80,000	91,600
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	130,000	127,725
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	50,000	51,750
8.75% 11/15/12	25,000	27,000
8.875% 2/15/09	185,000	198,875
Owens-Illinois, Inc.:
7.15% 5/15/05	35,000	36,006
7.35% 5/15/08	295,000	294,263
7.8% 5/15/18	45,000	40,613
Sealed Air Corp.:
5.625% 7/15/13 (f)	30,000	29,635
6.875% 7/15/33 (f)	60,000	60,565
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	65,000	62,400
		1,131,232

	Principal Amount	Value (Note 1)
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	$ 45,000	$ 45,225
California Steel Industries, Inc. 6.125% 3/15/14	60,000	55,650
Compass Minerals International, Inc. 0% 12/15/12 (d)	80,000	63,200
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	160,000	144,000
International Steel Group, Inc. 6.5% 4/15/14 (f)	125,000	116,875
Massey Energy Co. 6.625% 11/15/10	40,000	39,800
Steel Dynamics, Inc. 9.5% 3/15/09	35,000	38,675
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	60,000	61,500
		564,925
Paper & Forest Products - 0.2%
Georgia-Pacific Corp.:
7.5% 5/15/06	120,000	126,900
8% 1/15/24 (f)	80,000	80,200
8.125% 5/15/11	120,000	132,300
International Paper Co.:
4.25% 1/15/09	35,000	34,406
5.5% 1/15/14	95,000	93,002
Norske Skog Canada Ltd. 8.625% 6/15/11	150,000	159,000
Solo Cup Co. 8.5% 2/15/14 (f)	40,000	37,200
Weyerhaeuser Co. 6.75% 3/15/12	100,000	108,295
		771,303
TOTAL MATERIALS		3,541,736
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
BellSouth Corp. 6.55% 6/15/34	150,000	149,523
British Telecommunications PLC 8.875% 12/15/30	200,000	246,737
Citizens Communications Co. 9.25% 5/15/11	30,000	31,275
France Telecom SA:
8.75% 3/1/11	105,000	121,676
9.5% 3/1/31	200,000	251,004
Koninklijke KPN NV yankee 8% 10/1/10	200,000	231,574
NTL Cable PLC 8.75% 4/15/14 (f)	115,000	118,163
Primus Telecommunications Group, Inc. 8% 1/15/14	60,000	51,600
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)	20,000	18,600
7.5% 2/15/14 (f)	120,000	109,200
Qwest Corp. 9.125% 3/15/12 (f)	85,000	91,800
Qwest Services Corp. 13.5% 12/15/10 (f)	75,000	87,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	30,000	31,693
Telefonica Europe BV 7.75% 9/15/10	200,000	228,751
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Triton PCS, Inc.:
8.75% 11/15/11	$ 110,000	$ 90,750
9.375% 2/1/11	105,000	89,775
		1,949,121
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09 (f)	100,000	93,923
5.5% 3/1/14 (f)	90,000	82,907
American Cellular Corp. 10% 8/1/11	45,000	39,150
American Tower Corp. 9.375% 2/1/09	175,000	187,250
AT&T Wireless Services, Inc.:
7.875% 3/1/11	55,000	62,560
8.75% 3/1/31	195,000	237,738
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	80,000	74,200
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	80,000	79,200
7.5% 12/1/13	50,000	49,500
10.75% 8/1/11	25,000	27,938
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	55,375
Millicom International Cellular SA 10% 12/1/13 (f)	80,000	80,800
Nextel Communications, Inc.:
7.375% 8/1/15	160,000	160,800
9.5% 2/1/11	20,000	22,350
Nextel Partners, Inc. 8.125% 7/1/11	80,000	81,200
Rogers Wireless, Inc.:
6.375% 3/1/14	155,000	142,213
9.625% 5/1/11	40,000	44,600
Western Wireless Corp. 9.25% 7/15/13	100,000	102,500
		1,624,204
TOTAL TELECOMMUNICATION SERVICES		3,573,325
UTILITIES - 1.7%
Electric Utilities - 0.8%
Allegheny Energy Supply Co. LLC:
8.25% 4/15/12 (f)	220,000	216,169
13% 11/15/07 (f)(h)	6,204	6,282
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (f)	85,000	82,715
CMS Energy Corp.:
7.625% 11/15/04	110,000	111,513
7.75% 8/1/10 (f)	125,000	124,688
8.5% 4/15/11	85,000	87,125
8.9% 7/15/08	125,000	131,406
9.875% 10/15/07	105,000	113,269

	Principal Amount	Value (Note 1)
Duke Capital Corp.:
4.37% 3/1/09	$ 400,000	$ 388,658
6.75% 2/15/32	210,000	201,471
Edison International 6.875% 9/15/04	35,000	35,396
Exelon Corp. 6.75% 5/1/11	200,000	217,505
FirstEnergy Corp. 6.45% 11/15/11	85,000	88,125
Illinois Power Co.:
7.5% 6/15/09	155,000	169,338
11.5% 12/15/10	80,000	94,600
Nevada Power Co. 10.875% 10/15/09	65,000	73,613
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	84,905
Pacific Gas & Electric Co. 4.8% 3/1/14	45,000	42,639
PG&E Corp. 6.875% 7/15/08 (f)	45,000	46,969
Progress Energy, Inc.:
6.85% 4/15/12	125,000	135,078
7.1% 3/1/11	145,000	158,890
Sierra Pacific Power Co. 6.25% 4/15/12 (f)	30,000	28,125
Southern California Edison Co. 5% 1/15/14	10,000	9,729
TECO Energy, Inc.:
6.125% 5/1/07	55,000	55,000
10.5% 12/1/07	105,000	116,944
		2,820,152
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	70,000	76,655
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)	50,000	54,000
Sonat, Inc.:
6.625% 2/1/08	65,000	59,556
6.75% 10/1/07	70,000	66,413
6.875% 6/1/05	220,000	221,100
7.625% 7/15/11	20,000	17,750
Southern Natural Gas Co. 8.875% 3/15/10	40,000	43,500
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	206,911
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	20,000	20,100
		765,985
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.375% 8/15/07	50,000	50,500
8.5% 11/1/07	29,000	29,725
8.75% 6/15/08	30,000	31,200
8.75% 5/15/13 (f)	170,000	181,900
8.875% 2/15/11	54,000	56,093
9% 5/15/15 (f)	90,000	96,300
9.375% 9/15/10	16,000	17,080
9.5% 6/1/09	144,000	153,900
Calpine Corp.:
6.89% 7/15/07 (f)(h)	114,138	101,868
8.5% 7/15/10 (f)	20,000	16,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Calpine Generating Co. LLC 7% 4/1/10 (f)(h)	$ 30,000	$ 28,950
Constellation Energy Group, Inc. 7% 4/1/12	350,000	381,138
Dominion Resources, Inc.:
6.25% 6/30/12	685,000	717,963
8.125% 6/15/10	60,000	69,240
NRG Energy, Inc. 8% 12/15/13 (f)	160,000	161,200
Reliant Energy, Inc.:
9.25% 7/15/10	60,000	64,200
9.5% 7/15/13	20,000	21,600
		2,179,357
TOTAL UTILITIES		5,765,494
TOTAL NONCONVERTIBLE BONDS		46,601,776
TOTAL CORPORATE BONDS (Cost $45,890,161)		46,974,314
U.S. Government and Government Agency Obligations - 6.7%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
3.25% 2/15/09	1,716,000	1,653,285
5.25% 8/1/12	75,000	74,953
5.5% 3/15/11	315,000	329,472
6.25% 2/1/11	260,000	279,147
6.625% 11/15/10	2,100,000	2,331,626
Freddie Mac:
3.625% 9/15/08	318,000	313,481
4% 6/12/13	1,575,000	1,437,640
6.25% 7/15/32	166,000	174,855
6.625% 9/15/09	475,000	524,892
6.75% 3/15/31	244,000	272,393
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,391,744
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bonds:
6.25% 5/15/30	1,500,000	1,679,472
8% 11/15/21	1,000,000	1,310,703

	Principal Amount	Value (Note 1)
U.S. Treasury Notes:
1.625% 2/28/06	$ 8,570,000	$ 8,444,467
3.125% 5/15/07	200,000	200,000
6.5% 2/15/10	1,190,000	1,340,888
7% 7/15/06	2,600,000	2,817,040
TOTAL U.S. TREASURY OBLIGATIONS		15,792,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,428,227)		23,184,314
U.S. Government Agency - Mortgage Securities - 9.1%

Fannie Mae - 8.0%
4.5% 7/1/19 (g)	2,000,000	1,953,125
4.5% 7/1/19 (g)	50,000	48,828
4.5% 7/1/33 to 10/1/33	4,117,496	3,856,399
5% 11/1/17 to 8/1/18	4,752,691	4,770,038
5% 7/1/34 (g)	3,000,000	2,895,938
5% 7/1/34 (g)	2,000,000	1,930,625
5.5% 2/1/11 to 6/1/29	1,527,179	1,560,915
5.5% 7/1/34 (g)	4,105,130	4,083,322
6% 4/1/09 to 1/1/34	2,272,032	2,362,207
6.5% 5/1/11 to 7/1/32	3,015,771	3,167,868
6.5% 7/1/19 (g)	54,792	57,806
7% 12/1/24 to 2/1/28	161,780	171,959
7.5% 10/1/26 to 8/1/28	509,007	546,531
TOTAL FANNIE MAE		27,405,561
Freddie Mac - 0.0%
7.5% 1/1/27	40,973	44,259
Government National Mortgage Association - 1.1%
6% 7/1/34 (g)	1,661,547	1,701,009
6.5% 10/15/27 to 8/15/32	1,014,386	1,062,817
7% 1/15/28 to 7/15/32	682,682	725,699
7.5% 6/15/27 to 3/15/28	153,508	165,724
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		3,655,249
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $31,035,519)		31,105,069
Asset-Backed Securities - 1.3%
	Principal Amount	Value (Note 1)
ACE Securities Corp. Series 2004-HE1:
Class M1, 1.8% 2/25/34 (h)	$ 50,000	$ 50,004
Class M2, 2.4% 2/25/34 (h)	50,000	50,010
American Express Credit Account Master Trust Series 2001-6 Class B, 1.5888% 12/15/08 (h)	200,000	200,706
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.73% 4/25/34 (h)	25,000	24,999
Class M2, 1.78% 4/25/34 (h)	25,000	24,999
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.4% 1/25/32 (h)	45,000	45,092
Argent Securities, Inc. Series 2004-W5 Class M1, 1.9% 4/25/34 (h)	75,000	75,092
Capital One Master Trust Series 2001-3A Class A, 5.45% 3/16/09	140,000	144,996
Capital One Multi-Asset Execution Trust:
Series 2003-A4 Class A4, 3.65% 7/15/11	116,000	113,561
Series 2003-B4 Class B4, 2.0388% 7/15/11 (h)	105,000	106,989
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	369,415	374,843
Class CTFS, 5.06% 2/15/08	22,446	22,748
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (h)	165,000	165,582
Series 2002-C1 Class C1, 2.17% 2/9/09 (h)	250,000	253,671
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.8% 5/25/34 (h)	100,000	99,996
Series 2004-3 Class M1, 1.8% 6/25/34 (h)	25,000	25,026
Series 2004-4:
Class A, 1.67% 8/25/34 (h)	97,835	97,665
Class M1, 1.78% 7/25/34 (h)	75,000	74,813
Class M2, 1.83% 6/25/34 (h)	80,000	79,750
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	600,000	630,407
Series 2003-4 Class B1, 1.5688% 5/16/11 (h)	155,000	155,541
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	90,000	90,154
Series 2001-C Class B, 5.54% 12/15/05	100,000	100,485
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.85% 1/25/34 (h)	75,000	74,997
Class M2, 2.45% 1/25/34 (h)	100,000	99,995
Home Equity Asset Trust Series 2002-4 Class M2, 3.35% 3/25/33 (h)	25,000	25,392
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	111,682	111,889
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	200,000	209,877

	Principal Amount	Value (Note 1)
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.8% 7/25/34 (h)	$ 50,000	$ 49,998
Class M3, 2.25% 7/25/34 (h)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.2% 5/25/33 (h)	25,000	25,477
Series 2003-NC5 Class M2, 3.3% 4/25/33 (h)	50,000	51,081
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.35% 11/25/32 (h)	45,000	45,546
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	365,000	382,334
Series 2001-2 Class B, 1.5288% 6/16/08 (h)	200,000	199,997
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.66% 2/25/34 (h)	43,103	43,101
TOTAL ASSET-BACKED SECURITIES (Cost $4,277,441)		4,351,812
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.67% 3/25/34 (h)	93,140	93,337
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	23,740	24,252
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 11/25/16	50,000	51,828
TOTAL PRIVATE SPONSOR		169,417
U.S. Government Agency - 0.1%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	240,214	250,808
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-29 Class ZM, 5.5% 5/25/34	14,471	14,568
Freddie Mac Multi-class participation certificates guaranteed target amortization class Series 2794 Class ZL, 6% 10/15/31	25,834	25,737
TOTAL U.S. GOVERNMENT AGENCY		291,113
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $464,842)		460,530
Commercial Mortgage Securities - 1.0%
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater Series 2004-1 Class A, 1.66% 4/25/34 (f)(h)	$ 98,172	$ 98,111
COMM:
floater:
Series 2002-FL7 Class D, 1.8088% 11/15/14 (f)(h)	45,000	44,987
Series 2003-FL9 Class B, 1.7388% 11/15/15 (f)(h)(j)	90,000	90,083
Series 2004-LBN2 Class X2, 1.1206% 3/10/39 (f)(h)	315,000	14,879
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	250,000	279,249
Series 2000-C1 Class A2, 7.545% 4/15/62	500,000	566,239
Series 2004-C1 Class A3, 4.321% 1/15/37	95,000	91,387
Series 1997-C2 Class D, 7.27% 1/17/35	150,000	162,995
Series 2004-C1 Class ASP, 1.2151% 1/15/37 (f)(h)(j)	1,540,000	68,397
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	500,000	567,780
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	70,000	75,370
Series 2003-C1 Class A2A, 3.59% 1/10/40	125,000	123,213
Series 1998-GLII Class E, 6.9702% 4/13/31 (h)	120,000	125,412
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	225,000	255,066
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	110,000	101,629
Class C, 4.13% 11/20/37 (f)	110,000	96,987
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	105,000	101,682
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	500,000	533,533
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	165,000	164,443
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,390,817)		3,561,442
Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount	Value (Note 1)

Chilean Republic:
5.5% 1/15/13	$ 40,000	$ 40,104
6.875% 4/28/09	150,000	164,760
7.125% 1/11/12	150,000	167,063
South African Republic 6.5% 6/2/14	90,000	90,000
State of Israel 4.625% 6/15/13	30,000	27,788
United Mexican States:
4.625% 10/8/08	150,000	147,900
6.375% 1/16/13	300,000	299,400
7.5% 4/8/33	175,000	170,188
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,091,470)		1,107,203
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (h)	190,000	197,600
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. term loan 5.32% 4/30/08 (h)	85,714	86,893
TOTAL FLOATING RATE LOANS (Cost $276,261)		284,493
Fixed-Income Funds - 2.0%
	Shares
Fidelity Ultra-Short Central Fund (i) (Cost $6,999,960)	70,311	7,001,569
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 1.16% (b)	35,721,615	35,721,615
Fidelity Securities Lending Cash Central Fund, 1.18% (b)	170,375	170,375
TOTAL MONEY MARKET FUNDS (Cost $35,891,990)		35,891,990
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $327,033,791)	353,665,745
NET OTHER ASSETS - (3.0)%	(10,249,397)
NET ASSETS - 100%	$ 343,416,348
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 100,000	$ (633)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	50,000	(317)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	100,000	(290)
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	200,000	358
TOTAL CREDIT DEFAULT SWAP		450,000	(882)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.865% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	August 2007	280,000	(5,955)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap - continued
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	$ 1,550,000	$ (10,728)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	1,320,000	(7,265)
TOTAL INTEREST RATE SWAP		3,150,000	(23,948)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	500,000	1,591
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	Nov. 2004	2,500,000	5,292
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	355,000	877
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	135,000	333
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	$ 2,000,000	$ 6,409
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	July 2004	500,000	5,611
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	500,000	(246)
TOTAL TOTAL RETURN SWAP		6,490,000	19,867
		$ 10,090,000	$ (4,963)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,924,642 or 2.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	16.3%
AAA,AA,A	6.1
BBB	5.1
BB	1.5
B	3.7
CCC,CC,C	1.0
Not Rated	0.1
Equities	58.2
Short-Term Investments and Net Other Assets	8.0
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Purchases and sales of securities, other than short-term securities, aggregated $125,599,612 and $119,107,317, respectively, of which long-term U.S. government and government agency obligations aggregated $73,222,957 and $78,417,818, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,579 for the period.
Loans & Other Direct Debt Instruments
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $284,492 or 0.1% of net assets.
Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $19,804,000 of which $10,146,000 and $9,658,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $166,474) (cost $327,033,791) - See accompanying schedule		$ 353,665,745
Cash		289,976
Receivable for investments sold		1,030,146
Receivable for fund shares sold		229,374
Dividends receivable		167,696
Interest receivable		1,302,203
Prepaid expenses		771
Other receivables		3,468
Total assets		356,689,379

Liabilities
Payable for investments purchased Regular delivery	$ 123,800
Delayed delivery	12,669,805
Payable for fund shares redeemed	99,188
Swap agreements, at value	4,963
Accrued management fee	121,821
Distribution fees payable	8,545
Other affiliated payables	30,857
Other payables and accrued expenses	43,677
Collateral on securities loaned, at value	170,375
Total liabilities		13,273,031

Net Assets		$ 343,416,348
Net Assets consist of:
Paid in capital		$ 328,325,746
Undistributed net investment income		4,170,838
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,707,227)
Net unrealized appreciation (depreciation) on investments		26,626,991
Net Assets		$ 343,416,348
Initial Class: Net Asset Value, offering price and redemption price per share ($289,289,943 ÷ 21,266,607 shares)		$ 13.60
Service Class: Net Asset Value, offering price and redemption price per share ($20,876,135 ÷ 1,541,413 shares)		$ 13.54
Service Class 2: Net Asset Value, offering price and redemption price per share ($33,250,270 ÷ 2,465,379 shares)		$ 13.49

Statement of Operations

Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 1,582,454
Interest		3,390,004
Security lending		860
Total income		4,973,318

Expenses
Management fee	$ 743,817
Transfer agent fees	119,602
Distribution fees	49,872
Accounting and security lending fees	74,000
Non-interested trustees' compensation	831
Custodian fees and expenses	11,768
Audit	24,736
Legal	282
Miscellaneous	5,025
Total expenses before reductions	1,029,933
Expense reductions	(6,660)	1,023,273
Net investment income (loss)		3,950,045
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,873,025
Foreign currency transactions	(1,576)
Swap agreements	5,522
Total net realized gain (loss)		4,876,971
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,944,600)
Swap agreements	(51,126)
Delayed delivery commitments	(464)
Total change in net unrealized appreciation (depreciation)		(8,996,190)
Net gain (loss)		(4,119,219)
Net increase (decrease) in net assets resulting from operations		$ (169,174)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,950,045	$ 6,987,022
Net realized gain (loss)	4,876,971	3,062,346
Change in net unrealized appreciation (depreciation)	(8,996,190)	38,999,107
Net increase (decrease) in net assets resulting from operations	(169,174)	49,048,475
Distributions to shareholders from net investment income	(6,988,389)	(7,974,845)
Share transactions - net increase (decrease)	3,529,352	32,311,069
Total increase (decrease) in net assets	(3,628,211)	73,384,699

Net Assets
Beginning of period	347,044,559	273,659,860
End of period (including undistributed net investment income of $4,170,838 and undistributed net investment income of $7,087,612, respectively)	$ 343,416,348	$ 347,044,559
Other Information:
Share Transactions	Six months ended June 30, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	1,272,853	44,709	443,323
Reinvested	432,646	31,049	40,193
Redeemed	(1,744,592)	(119,813)	(162,724)
Net increase (decrease)	(39,093)	(44,055)	320,792

Dollars Sold	$ 17,631,316	$ 619,361	$ 6,033,873
Reinvested	6,005,123	429,413	553,854
Redeemed	(23,898,207)	(1,635,813)	(2,209,568)
Net increase (decrease)	$ (261,768)	$ (587,039)	$ 4,378,159

Share Transactions	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
Shares Sold	4,747,709	87,816	932,305
Reinvested	599,512	50,167	45,486
Redeemed	(3,372,673)	(205,767)	(374,801)
Net increase (decrease)	1,974,548	(67,784)	602,990

Dollars Sold	$ 61,609,403	$ 1,115,888	$ 11,910,142
Reinvested	6,882,396	573,909	518,540
Redeemed	(42,908,423)	(2,600,420)	(4,790,366)
Net increase (decrease)	$ 25,583,376	$ (910,623)	$ 7,638,316

Distributions	Six months ended June 30, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,005,122	$ 429,413	$ 553,854
From net realized gain	-	-	-
Total	$ 6,005,122	$ 429,413	$ 553,854
	Year ended December 31, 2003
	Initial Class	Service Class	Service Class 2
From net investment income	$ 6,882,396	$ 573,909	$ 518,540
From net realized gain	-	-	-
Total	$ 6,882,396	$ 573,909	$ 518,540

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.88	$ 12.16	$ 13.72	$ 14.45	$ 16.00	$ 16.11
Income from Investment Operations
Net investment income (loss) E	.16	.30	.36	.42	.48	.45
Net realized and unrealized gain (loss)	(.16)	1.78	(1.53)	(.63)	(1.15)	.24
Total from investment operations	-	2.08	(1.17)	(.21)	(.67)	.69
Distributions from net investment income	(.28)	(.36)	(.39)	(.52)	(.48)	(.37)
Distributions from net realized gain	-	-	-	-	(.35)	(.43)
Distributions in excess of net realized gain	-	-	-	-	(.05)	-
Total distributions	(.28)	(.36)	(.39)	(.52)	(.88)	(.80)
Net asset value, end of period	$ 13.60	$ 13.88	$ 12.16	$ 13.72	$ 14.45	$ 16.00
Total Return B, C, D	(0.04)%	17.72%	(8.72)%	(1.58)%	(4.30)%	4.55%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.59%	.57%	.57%	.58%	.57%
Expenses net of voluntary waivers, if any	.56% A	.59%	.57%	.57%	.58%	.57%
Expenses net of all reductions	.56% A	.58%	.55%	.55%	.56%	.55%
Net investment income (loss)	2.29% A	2.32%	2.84%	3.11%	3.18%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 289,290	$ 295,656	$ 235,064	$ 264,608	$ 250,802	$ 325,371
Portfolio turnover rate	75% A	102%	134%	126%	126%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 12.11	$ 13.66	$ 14.39	$ 15.94	$ 16.07
Income from Investment Operations
Net investment income (loss) E	.15	.28	.34	.41	.46	.43
Net realized and unrealized gain (loss)	(.15)	1.77	(1.51)	(.64)	(1.14)	.24
Total from investment operations	-	2.05	(1.17)	(.23)	(.68)	.67
Distributions from net investment income	(.27)	(.35)	(.38)	(.50)	(.47)	(.37)
Distributions from net realized gain	-	-	-	-	(.35)	(.43)
Distributions in excess of net realized gain	-	-	-	-	(.05)	-
Total distributions	(.27)	(.35)	(.38)	(.50)	(.87)	(.80)
Net asset value, end of period	$ 13.54	$ 13.81	$ 12.11	$ 13.66	$ 14.39	$ 15.94
Total Return B, C, D	(0.04)%	17.53%	(8.75)%	(1.72)%	(4.38)%	4.43%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.69%	.67%	.67%	.68%	.67%
Expenses net of voluntary waivers, if any	.67% A	.69%	.67%	.67%	.68%	.67%
Expenses net of all reductions	.66% A	.68%	.65%	.65%	.66%	.66%
Net investment income (loss)	2.18% A	2.22%	2.74%	3.01%	3.08%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,876	$ 21,903	$ 20,019	$ 25,455	$ 27,563	$ 27,054
Portfolio turnover rate	75% A	102%	134%	126%	126%	108%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.75	$ 12.05	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.14	.26	.32	.38	.40
Net realized and unrealized gain (loss)	(.15)	1.77	(1.51)	(.63)	(.75)
Total from investment operations	(.01)	2.03	(1.19)	(.25)	(.35)
Distributions from net investment income	(.25)	(.33)	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	-	-	(.35)
Distributions in excess of net realized gain	-	-	-	-	(.05)
Total distributions	(.25)	(.33)	(.37)	(.51)	(.87)
Net asset value, end of period	$ 13.49	$ 13.75	$ 12.05	$ 13.61	$ 14.37
Total Return B, C, D	(0.11)%	17.41%	(8.93)%	(1.87)%	(2.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.84%	.83%	.83%	.85% A
Expenses net of voluntary waivers, if any	.82% A	.84%	.83%	.83%	.85% A
Expenses net of all reductions	.81% A	.84%	.81%	.81%	.83% A
Net investment income (loss)	2.03% A	2.06%	2.58%	2.85%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,250	$ 29,485	$ 18,577	$ 16,798	$ 4,797
Portfolio turnover rate	75% A	102%	134%	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Balanced Portfolio (the fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as Fidelity Variable Insurance Products: Balanced Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 35,446,019	|
Unrealized depreciation	(8,992,238)
Net unrealized appreciation (depreciation)	$ 26,453,781
Cost for federal income tax purposes	$ 327,211,964

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Balanced Portfolio

2. Operating Policies - continued

Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 10,825	|
Service Class 2	39,047
	$ 49,872

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 99,859	|
Service Class	7,971
Service Class 2	11,772
	$ 119,602

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $264,942 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $6,494 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $166.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 56% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 24% of the total outstanding shares of the fund.

Balanced Portfolio

Semiannual Report

Balanced Portfolio

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Balanced Portfolio's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Balanced Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 20, 2004